Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	16. Subsequent Events On January 16, 2023, the first performance -based vesting has occurred and 246,027 warrants to Ordinary Shares were exercised by Shopify for the price of $0.01 per share.